SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 08, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 22, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents		$ 0	$ 0	$ 0
Underwriting fees	$ 4,860,057
Deferred underwriting fee waived			8,505,100		$ 8,505,100
Other offering costs	581,484
Gain on deferred underwriting fee			182,658	0
Unrecognized tax benefits		0	0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0	$ 0
Shares excluded from calculation of diluted loss per share		11,523,422	11,523,444
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding		6,075,050	6,075,052	6,075,052
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding			5,448,372	5,448,372
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs	13,946,641
Underwriting fees			$ 4,860,057
Deferred underwriting fees			8,505,100
Other offering costs	$ 581,484
Offering costs charged to shareholders' equity			13,647,118
Initial Public Offering | Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 299,523
Class B ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares subject to forfeiture		249,928	249,928